Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost:
Cost, Beginning Balance	$ 238,223	$ 166,455
Cost, Additions during the year	27,804	80,738
Cost, Disposals during the year	(541)	(8,970)
Cost, Ending Balance	265,486	238,223
Accumulated depreciation:
Accumulated depreciation, Begining Balance	130,317	116,474
Accumulated depreciation, Addition	29,174	22,814
Accumulated depreciation, Disposals during the year	(229)	(8,971)
Accumulated depreciation, Ending Balance	159,262	130,317
Net book value:
Net book value	106,224	107,906
Leasehold Improvements [Member]
Cost:
Cost, Beginning Balance	98,057	94,805
Cost, Additions during the year	7,458	12,222
Cost, Disposals during the year		(8,970)
Cost, Ending Balance	105,515	98,057
Accumulated depreciation:
Accumulated depreciation, Begining Balance	88,044	92,919
Accumulated depreciation, Addition	2,736	4,096
Accumulated depreciation, Disposals during the year		(8,971)
Accumulated depreciation, Ending Balance	90,780	88,044
Net book value:
Net book value	14,735	10,013
Computers [Member]
Cost:
Cost, Beginning Balance	57,794	24,334
Cost, Additions during the year	10,809	33,460
Cost, Disposals during the year	(541)
Cost, Ending Balance	68,062	57,794
Accumulated depreciation:
Accumulated depreciation, Begining Balance	22,134	9,386
Accumulated depreciation, Addition	18,183	12,748
Accumulated depreciation, Disposals during the year	(229)
Accumulated depreciation, Ending Balance	40,088	22,134
Net book value:
Net book value	27,974	35,660
Furniture and Office Equipment [Member]
Cost:
Cost, Beginning Balance	63,382	31,273
Cost, Additions during the year	401	32,109
Cost, Ending Balance	63,783	63,382
Accumulated depreciation:
Accumulated depreciation, Begining Balance	16,445	13,146
Accumulated depreciation, Addition	4,399	3,299
Accumulated depreciation, Ending Balance	20,844	16,445
Net book value:
Net book value	42,939	46,937
R&D Equipment [Member]
Cost:
Cost, Beginning Balance	18,990	16,043
Cost, Additions during the year	9,136	2,947
Cost, Ending Balance	28,126	18,990
Accumulated depreciation:
Accumulated depreciation, Begining Balance	3,694	1,023
Accumulated depreciation, Addition	3,856	2,671
Accumulated depreciation, Ending Balance	7,550	3,694
Net book value:
Net book value	$ 20,576	$ 15,296